Inventories - Schedule of Current Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Gold and silver bullion	$ 34,181	$ 53,065
In-process inventory	45,607	18,220
Ore stock-pile inventory	62,076	80,302
Materials and supplies	335,722	194,908
Total current inventories	$ 477,586	$ 346,495